Offerings - Offering: 1	Jun. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares, US$0.10 par value per share
Amount Registered | shares	43,616,756
Proposed Maximum Offering Price per Unit	2.269
Maximum Aggregate Offering Price	$ 98,966,419.36
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,667.26
Offering Note	Regarding the "Amount Registered," pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement includes an indeterminate number of additional ordinary shares, par value US$0.10 per share (the "Ordinary Shares") of HUTCHMED (China) Limited (the "Registrant"), which may be offered and issued under the Registrant's 2026 Share Option Scheme (the "2026 Share Option Scheme") to prevent dilution from stock splits, stock dividends or similar transactions. Regarding the "Security Class Title," these shares may be represented by the Registrant's American depositary shares ("ADSs"), each of which represents five Ordinary Shares. The Registrant's ADSs issuable upon deposit of the Ordinary Shares registered hereby have been registered under a separate registration statement on Form F-6 (File No. 333-209930), as amended. Regarding the "Amount Registered," the number represents Ordinary Shares issuable pursuant to options to be granted under the 2026 Share Option Scheme. Regarding the "Proposed Maximum Offering Price Per Unit," it is estimated in accordance with Rules 457(c) and 457(h)(1) under the Securities Act solely for the purpose of calculating the registration fee, is US$2.269 based on the average of the high and low prices of the Ordinary Shares as reported by the Nasdaq Global Select Market on June 3, 2026 (each ADS represents five Ordinary Shares).